PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Schedule of Property And Equipment
The composition of property and equipment is as follows:

	December 31,
	2015	2016

Cost:
Computers and related equipment	$3,712	$5,792
Leasehold improvements	1,092	1,621
Office furniture and equipment	1,095	1,353

	5,899	8,766

Less - accumulated depreciation	2,315	4,006

Depreciated cost	$3,584	$4,760